UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09160

                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.
               (Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, New York                10105
         (Address of principal executive offices)                (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
CORPORATE DEBT OBLIGATIONS--96.9%
Aerospace/Defense--1.4%
DRS Technologies, Inc.
   6.875%, 11/01/13                                      $  1,009   $    964,856
L-3 Communications Corp.
   5.875%, 1/15/15                                            927        899,190
Sequa Corp.
   9.00%, 8/01/09                                             664        705,500
Transdigm, Inc.
   8.375%, 7/15/11                                          1,039      1,093,548
                                                                    ------------
                                                                       3,663,094
                                                                    ------------
Automotive--4.6%
Ford Motor Co.
   7.45%, 7/16/31                                           1,876      1,275,680
Ford Motor Credit Co.
   4.95%, 1/15/08                                           1,242      1,112,825
   7.00%, 10/01/13                                            790        675,021
General Motors Corp.
   7.75%, 3/15/36(a)                                        2,664        599,400
General Motors Acceptance Corp.
   6.875%, 9/15/11                                          1,704      1,553,953
   8.00%, 11/01/31                                          2,168      2,076,685
HLI Operating Co., Inc.
   10.50%, 6/15/10                                          1,124        918,870
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13                                            979        846,835
TRW Automotive, Inc.
   9.375%, 2/15/13                                            553        598,623
   11.00%, 2/15/13                                            610        684,725
United Auto Group, Inc.
   9.625%, 3/15/12                                            703        739,908
Visteon Corp.
   7.00%, 3/10/14                                             875        675,938
                                                                    ------------
                                                                      11,758,463
                                                                    ------------
Broadcasting/Media--1.2%
Albritton Communications
   7.75%, 12/15/12                                            742        745,710
Corus Entertainment, Inc.
   8.75%, 3/01/12                                             710        768,575
LIN Television Corp.
   Series B
   6.50%, 5/15/13                                             965        925,194
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13(b)                                         530        522,050
                                                                    ------------
                                                                       2,961,529
                                                                    ------------
Building/Real Estate--3.4%
Associated Materials, Inc.
   11.25%, 3/01/14(a)                                       1,935        948,150
D.R. Horton, Inc.
   6.875%, 5/01/13                                          1,033      1,077,984
M/I Homes, Inc.
   6.875%, 4/01/12                                          1,353      1,217,700

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
Meritage Homes Corp.
   6.25%, 3/15/15                                        $  1,927   $  1,753,570
Schuler Homes
   10.50%, 7/15/11                                          1,233      1,325,475
WCI Communities, Inc.
   6.625%, 3/15/15                                          1,087        945,690
William Lyon Homes, Inc.
   10.75%, 4/01/13                                          1,460      1,507,450
                                                                    ------------
                                                                       8,776,019
                                                                    ------------
Cable--8.3%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12                                           2,288      2,139,279
CCH I Holdings, Inc.
   11.75%, 5/15/14(a)(b)                                    7,397      4,105,334
CSC Holdings, Inc.
   7.00%, 4/15/12(b)                                        1,880      1,776,600
DirecTV Holdings LLC
   6.375%, 6/15/15                                          1,644      1,607,010
Echostar DBS Corp.
   6.375%, 10/01/11                                           985        948,063
Inmarsat Finance Plc
   7.625%, 6/30/12                                          1,541      1,589,156
   10.375%, 11/15/12(a)                                       976        813,740
Innova S De. R.L.
   9.375%, 9/19/13                                          1,277      1,419,130
Insight Communications Co., Inc.
   12.25%, 2/15/11(a)                                         580        606,100
Insight Midwest LP/Insight Captial, Inc.
   9.75%, 10/01/09                                          1,020      1,050,600
Intelsat Bermuda Ltd.
   8.625%, 1/15/15(b)                                       1,072      1,082,720
   8.695%, 1/15/12(b)(c)                                      414        420,728
PanAmSat Corp.
   9.00%, 8/15/14                                           1,111      1,163,773
PanAmSat Holding Corp.
   10.375%, 11/01/14(a)                                     1,886      1,320,200
Rogers Cable, Inc.
   6.75%, 3/15/15                                           1,268      1,287,020
                                                                    ------------
                                                                      21,329,453
                                                                    ------------
Chemicals--4.6%
Borden US Finance Corp./Nova Scotia
   Finance ULC
   9.00%, 7/15/14(b)                                        1,125      1,113,750
Equistar Chemical Funding
   10.125%, 9/01/08                                         1,268      1,375,780
   10.625%, 5/01/11                                           872        959,200
Huntsman LLC
   11.50%, 7/15/12                                          1,120      1,268,400
Nell AF SARL
   8.375%, 8/15/15(b)                                       2,429      2,404,710
Quality Distribution
   9.00%, 11/15/10                                          1,537      1,369,851
Rhodia, SA
   8.875%, 6/01/11                                          1,785      1,829,625
Tronox Worldwide LLC
   9.50%, 12/01/12(b)                                         490        499,800
Westlake Chemical Corp.
   8.75%, 7/15/11                                             777        831,390
                                                                    ------------
                                                                      11,652,506
                                                                    ------------

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
Consumer Manufacturing--2.3%
ACCO Brands Corp.
   7.625%, 8/15/15                                       $  1,445   $  1,361,912
Broder Brothers Co.
   Series B
   11.25%, 10/15/10                                         1,130      1,076,325
Jostens IH Corp.
   7.625%, 10/01/12                                         1,317      1,323,585
Levi Strauss & Co.
   8.927%, 4/01/12(c)                                       1,027      1,034,703
Playtex Products, Inc.
   8.00%, 3/01/11                                             948      1,009,620
                                                                    ------------
                                                                       5,806,145
                                                                    ------------
Diversified Media--5.2%
American Media, Inc.
   8.875%, 1/15/11                                          1,188      1,009,800
Dex Media East LLC
   12.125%, 11/15/12                                          785        918,450
Dex Media West LLC
   Series B
   8.50%, 8/15/10                                             566        592,885
   9.875%, 8/15/13                                          1,623      1,801,530
Dex Media, Inc.
   8.00%, 11/15/13                                          1,178      1,201,560
Lamar Media Corp.
   6.625%, 8/15/15                                            850        853,188
Liberty Media Corp.
   5.70%, 5/15/13                                             425        395,998
   7.875%, 7/15/09                                            337        355,100
   8.25%, 2/01/30                                             415        406,640
Rainbow National Services LLC
   8.75%, 9/01/12(b)                                        1,321      1,406,865
   10.375%, 9/01/14(b)                                      1,256      1,406,720
WDAC Subsidiary Corp.
   8.375%, 12/01/14(b)                                      1,593      1,543,219
WMG Holding Corp.
   9.50%, 12/15/14(a)                                       2,175      1,522,500
                                                                    ------------
                                                                      13,414,455
                                                                    ------------
Energy--5.6%
Amerada Hess Corp.
   7.30%, 8/15/31                                           1,327      1,535,716
Chesapeake Energy Corp.
   6.50%, 8/15/17(b)                                        1,670      1,678,350
   7.75%, 1/15/15                                           1,251      1,326,060
Compton Petroleum Finance Corp.
   7.625%, 12/01/13(b)                                        530        541,925
El Paso Corp.
   7.75%, 1/15/32                                           2,274      2,279,684
El Paso Production Holding Corp.
   7.75%, 6/01/13                                           1,065      1,104,938
Grant Prideco, Inc.
   6.125%, 8/15/15(b)                                         709        707,228
HilCorp Energy
   10.50%, 9/01/10(b)                                       1,140      1,262,550
Kerr-McGee Corp.
   6.875%, 9/15/11                                            466        497,921
Premcor Refining Group
   9.50%, 2/01/13                                           1,000      1,114,648
Pride International, Inc.
   7.375%, 7/15/14                                          1,206      1,293,435

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
Tesoro Corp.
   6.25%, 11/01/12(b)                                    $  1,025   $  1,030,125
                                                                    ------------
                                                                      14,372,580
                                                                    ------------
Financial--3.3%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13                                           860        907,300
Fairfax Financial Holdings
   7.375%, 4/15/18                                          1,348      1,111,689
   7.75%, 4/26/12                                           1,400      1,306,315
Liberty Mutual Group, Inc.
   5.75%, 3/15/14(b)                                        1,580      1,559,580
Markel Capital Trust I
   Series B
   8.71%, 1/01/46(d)                                        1,507      1,619,822
PXRE Capital Trust I
   8.85%, 2/01/27                                             983        965,798
Royal & Sun  Alliance Insurance
   8.95%, 10/15/29                                            790      1,008,811
                                                                    ------------
                                                                       8,479,315
                                                                    ------------
Fixed Communications--5.3%
Cincinnati Bell, Inc.
   7.00%, 2/15/15                                             627        614,460
Citizens Communications
   6.25%, 1/15/13                                           1,478      1,429,965
Eircom Funding
   8.25%, 8/15/13                                           1,442      1,542,940
Hawaiian Telcom Communications, Inc.
   9.75%, 5/01/13(b)                                          545        532,738
   12.50%, 5/01/15(b)                                         542        506,770
Qwest Capital Funding, Inc.
   7.25%, 2/15/11                                           4,781      4,840,762
Qwest Corp.
   6.875%, 9/15/33                                          1,545      1,452,300
Time Warner Telecom, Inc.
   10.125%, 2/01/11                                         1,112      1,164,820
Valor Telecom Enterprise
   7.75%, 2/15/15                                           1,491      1,558,095
                                                                    ------------
                                                                      13,642,850
                                                                    ------------
Food & Beverage--0.8%
Dole Foods Co.
   8.875%, 3/15/11                                            336        344,400
Dominos, Inc.
   8.25%, 7/01/11                                             601        628,045
Foodcorp Ltd.
   8.875%, 6/15/12(b)(e)                                      788      1,027,081
                                                                    ------------
                                                                       1,999,526
                                                                    ------------
Gaming--5.3%
Ameristar Casinos, Inc.
   10.75%, 2/15/09                                            814        862,840
Boyd Gaming Corp.
   7.75%, 12/15/12                                            773        809,718
Greektown Holdings
   10.75%, 12/01/13(b)                                        560        555,800
Kerzner International Ltd.
   6.75%, 10/01/15(b)                                       1,670      1,624,075

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
MGM Mirage
   6.625%, 7/15/15                                       $  1,907   $  1,902,232
   8.375%, 2/01/11                                          1,261      1,349,270
Mohegan Tribal Gaming
   7.125%, 8/15/14                                          1,505      1,540,744
Penn National Gaming, Inc.
   6.875%, 12/01/11                                         1,184      1,195,840
Riviera Holdings Corp.
   11.00%, 6/15/10                                          1,202      1,293,653
Seneca Gaming Corp.
   7.25%, 5/01/12                                           1,473      1,482,206
Turning Stone Casino Entertainment
   9.125%, 12/15/10(b)                                        848        873,440
                                                                    ------------
                                                                      13,489,818
                                                                    ------------
Health Care--6.7%
Concentra Operating Corp.
   9.125%, 6/01/12                                            566        582,980
   9.50%, 8/15/10                                             697        721,395
Coventry Health Care, Inc.
   5.875%, 1/15/12                                            607        613,070
   6.125%, 1/15/15                                            668        684,700
DaVita, Inc.
   7.25%, 3/15/15                                           1,776      1,798,200
Extendicare Health Services, Inc.
   9.50%, 7/01/10                                               1          1,061
Hanger Orthopedic Group
   10.375%, 2/15/09                                           882        882,000
HCA, Inc.
   6.375%, 1/15/15                                          2,022      2,043,906
Iasis Healthcare Corp.
   8.75%, 6/15/14                                           1,391      1,460,550
Omnicare, Inc.
   6.875%, 12/15/15                                           645        654,675
Pacificare Health Systems
   10.75%, 6/01/09                                            986      1,056,253
Select Medical Corp.
   7.625%, 2/01/15                                          2,232      2,148,300
Triad Hospitals, Inc.
   7.00%, 11/15/13                                          1,829      1,833,573
Universal Hospital Services, Inc.
   10.125%, 11/01/11                                          966        999,810
Vanguard Health Holdings Co.
   11.25%, 10/01/15(a)                                      2,120      1,547,600
                                                                    ------------
                                                                      17,028,073
                                                                    ------------
Industrial--4.2%
Amsted Industries, Inc.
   10.25%, 10/15/11(b)                                      1,330      1,423,100
Amtrol, Inc.
   10.625%, 12/31/06                                          793        757,315
Case New Holland, Inc.
   9.25%, 8/01/11                                             632        676,240
Dayton Superior Corp.
   10.75%, 9/15/08                                            674        650,410
Fastentech, Inc.
   11.50%, 5/01/11                                            955        935,900
Goodman Global Holdings Co., Inc.
   7.875%, 12/15/12(b)                                        803        746,790
Invensys Plc
   9.875%, 3/15/11(b)                                         650        643,500
Mueller Group, Inc.
   10.00%, 5/01/12                                          1,095      1,163,438

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
NMHG Holdings Co.
   10.00%, 5/15/09                                       $    710   $    756,150
Sensus Metering Systems
   8.625%, 12/15/13                                           780        690,300
Terex Corp.
   Series B
   10.375%, 4/01/11                                           814        862,840
Trinity Industries
   6.50%, 3/15/14                                           1,455      1,433,175
                                                                    ------------
                                                                      10,739,158
                                                                    ------------
Lodging/Leisure--3.4%
Gaylord Entertainment Co.
   8.00%, 11/15/13                                            838        877,805
Host Marriott LP
   Series G
   9.25%, 10/01/07                                          1,379      1,454,844
La Quinta Properties
   8.875%, 3/15/11                                            987      1,072,129
NCL Corp.
   10.625%, 7/15/14                                         1,088      1,123,360
Royal Caribbean Cruises
   8.75%, 2/02/11                                             964      1,089,320
Starwood Hotels Resorts
   7.875%, 5/01/12                                          1,171      1,291,028
Universal City Development
   11.75%, 4/01/10                                            727        815,149
Vail Resorts, Inc.
   6.75%, 2/15/14                                           1,096      1,096,000
                                                                    ------------
                                                                       8,819,635
                                                                    ------------
Metals/Mining--3.2%
AK Steel Corp.
   7.875%, 2/15/09                                          1,105      1,049,750
Citigroup (JSC Severstal)
   9.25%, 4/19/14(b)                                        1,504      1,628,079
Evraz Group, SA
   8.25%, 11/10/15(b)                                       1,110      1,097,790
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10                                           959      1,053,701
International Steel Group
   6.50%, 4/15/14                                           1,190      1,190,000
Ispat Inland ULC
   9.75%, 4/01/14                                           1,179      1,335,218
Massey Energy Co.
   6.875%, 12/15/13(b)                                        790        796,913
                                                                    ------------
                                                                       8,151,451
                                                                    ------------
Mobile Communications--5.8%
Digicel Ltd.
   9.25%, 9/01/12(b)                                        1,522      1,563,855
KYIVSTAR
   10.375%, 8/17/09(b)                                      2,698      2,977,513
MobiFon Holdings BV
   12.50%, 7/31/10                                          2,520      2,923,200
Mobile Telesystems Finance
   8.00%, 1/28/12(b)                                        1,618      1,650,360
Nextel Communications
   5.95%, 3/15/14                                             837        841,384
   6.875%, 10/31/13                                         1,104      1,151,708

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
Rogers Wireless, Inc.
   7.25%, 12/15/12                                       $  1,084   $  1,139,555
   7.50%, 3/15/15                                           1,278      1,380,240
Rural Cellular Corp.
   9.75%, 1/15/10                                           1,246      1,258,460
                                                                    ------------
                                                                      14,886,275
                                                                    ------------
Paper/Packaging--2.9%
Berry Plastics Plc
   10.75%, 7/15/12                                          1,234      1,326,550
Crown Holdings, Inc.
   7.625%, 11/15/13(b)                                        925        959,688
Graphic Packaging International
   9.50%, 8/15/13                                           1,073      1,024,715
NewPage Corp.
   10.00%, 5/01/12                                            843        828,248
Owens-Brockway Glass
   8.875%, 2/15/09                                          1,954      2,039,487
Plastipak Holdings, Inc.
   8.50%, 12/15/15(b)                                         400        404,000
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08(d)(f)(g)(h)                              1,586        793,170
                                                                    ------------
                                                                       7,375,858
                                                                    ------------
Retail--1.4%
GSC Holdings Corp.
   8.00%, 10/01/12(b)                                       1,725      1,621,501
JC Penney Co., Inc.
   7.625%, 3/01/97                                            785        810,140
   8.00%, 3/01/10                                           1,099      1,203,676
                                                                    ------------
                                                                       3,635,317
                                                                    ------------
Service--2.2%
Allied Waste North American
   6.375%, 4/15/11                                          2,067      2,015,325
H&E Equipment/Finance
   11.125%, 6/15/12                                         1,334      1,474,070
Service Corp. International
   6.50%, 3/15/08                                             991      1,000,910
United Rentals North America
   6.50%, 2/15/12                                           1,131      1,101,311
                                                                    ------------
                                                                       5,591,616
                                                                    ------------
Supermarkets & Drugs--0.9%
Couche-Tard
   7.50%, 12/15/13                                            929        956,870
Delhaize America, Inc.
   8.125%, 4/15/11                                            755        823,001
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12                                            608        601,920
                                                                    ------------
                                                                       2,381,791
                                                                    ------------
Technology--2.1%
Avago Technologies Finance
   10.125%, 12/01/13(b)                                       670        688,425
Flextronics International Ltd.
   6.50%, 5/15/13                                           1,151      1,169,704
Lucent Technologies, Inc.
   6.45%, 3/15/29                                             540        463,050
   6.50%, 1/15/28                                           1,085        911,400

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
Nortel Networks Corp.
   6.875%, 9/01/23                                       $    689   $    616,655
Sungard Data Systems, Inc.
   9.125%, 8/15/13(b)                                       1,511      1,563,885
Telcordia Technologies, Inc.
   10.00%, 3/15/13(b)                                          85         77,775
                                                                    ------------
                                                                       5,490,894
                                                                    ------------
Transportation--1.4%
ATA Airlines, Inc.
   6.99%, 4/15/16(b)                                        1,803      1,514,311
Hertz Corp.
   8.875%, 1/01/14(b)                                       1,160      1,181,750
   10.50%, 1/01/16(b)                                         360        370,800
Horizon Lines LLC
   9.00%, 11/01/12                                            541        569,403
                                                                    ------------
                                                                       3,636,264
                                                                    ------------
Utilities--11.4%
AES Corp.
   8.75%, 5/15/13(b)                                          315        342,956
   9.00%, 5/15/15(b)                                          399        436,905
Aquila, Inc.
   14.875%, 7/01/12(i)                                        804      1,077,360
CMS Energy Corp.
   6.875%, 12/15/15                                           495        499,331
   8.50%, 4/15/11                                             635        691,356
DPL, Inc.
   6.875%, 9/01/11                                            680        716,550
Dynegy Holdings, Inc.
   10.125%, 7/15/13(b)                                        872        985,360
Dynegy-Roseton Danskammer
   Series B
   7.67%, 11/08/16                                          1,533      1,536,833
Edison Mission Energy Corp.
   9.875%, 4/15/11                                          2,895      3,376,293
Enterprise Products Operating
   Series B
   5.60%, 10/15/14                                          1,451      1,449,867
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11                                          1,650      1,748,995
Kinder Morgan Finance
   5.70%, 1/05/16(b)                                          500        504,323
Northwest Pipeline Corp.
   8.125%, 3/01/10                                            921        976,260
NRG Energy, Inc.
   8.00%, 12/15/13                                          1,022      1,139,530
Reliant Energy, Inc.
   6.75%, 12/15/14                                            437        381,283
   9.50%, 7/15/13                                           1,001      1,003,503
Sierra Pacific Resources
   8.625%, 3/15/14                                            765        827,722
Southern Natural Gas
   7.35%, 2/15/31                                             872        894,589
   8.875%, 3/15/10                                            629        672,222
TECO Energy, Inc.
   6.75%, 5/01/15                                           1,296      1,341,360
   7.00%, 5/01/12                                           1,172      1,230,600
TXU Corp.
   5.55%, 11/15/14                                          1,341      1,273,730
   6.50%, 11/15/24                                          2,358      2,238,618

                                                        Shares or
                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-------                                                 ---------   ------------
Williams Cos., Inc.
   7.625%, 7/15/19                                       $  2,620   $  2,809,949
   7.875%, 9/01/21                                            837        906,053
                                                                    ------------
                                                                      29,061,548
                                                                    ------------
Total Corporate Debt Obligations
   (cost $254,913,820)                                               248,143,633
                                                                    ------------
NON-CONVERTIBLE PREFERRED STOCKS--1.6%
Paxson Communications
   14.25%, 11/15/06(f)                                        147      1,278,903
Sovereign REIT
   Series A
   12.00%, 8/29/49(b)                                       1,875      2,700,000
                                                                    ------------
Total Non-Convertible Preferred Stocks
   (cost $3,131,747)                                                   3,978,903
                                                                    ------------
COMMON STOCKS--0.0%
Phase Metrics, Inc.(d)(j)
   (cost $1,258,040)                                      126,418          1,264
                                                                    ------------

WARRANTS--0.0%
Pliant Corp.
   Warrants, expiring 6/01/10(d)(g)(h)
   (cost $7,317)                                              200              2
                                                                    ------------

SHORT-TERM INVESTMENT--0.5%
Time Deposit--0.5%
The Bank of New York
   3.25% , 1/03/06
   (cost $1,415,000)                                     $  1,415      1,415,000
                                                                    ------------
Total Investments--99.0%
   (cost $260,725,924)                                               253,538,802
Other assets less liabilities--1.0%                                    2,471,731
                                                                    ------------
Net Assets--100%                                                    $256,010,533
                                                                    ------------

FORWARD EXCHANGE CURRENCY CONTRACTS

                                       U.S. $
                         Contract     Value on     U.S. $      Unrealized
                          Amount    Origination    Current   Appreciation/
                           (000)        Date        Value     Depreciation
                         --------   -----------   --------   -------------
Buy Contracts
Euro, settling 1/18/06     618        $730,860    $730,118      $  (742)
Sale Contracts
Euro, settling 1/18/06     775         940,847     914,672       26,175
Euro, settling 2/18/06     559         674,643     661,410       13,233

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $54,061,737 or 21.1% of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2005.

(d)  Illiquid security, valued at fair value.

(e) Position, or portion thereof, with an aggregate market value of $1,027,081 have been segregated to collateralize forward exchange currency contracts.

(f)  Pay-In-Kind Payments (PIK).

(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.31% of net assets as of December 31, 2005 are considered illiquid and restricted.

                         Acquisition   Acquisition    Market      Percentage
Restricted Securities        Date          Cost        Value    of Net Assets
---------------------    -----------   -----------   --------   -------------
Russell-Stanley            2/10/99-     $8,483,114   $793,170       0.31%
Holdings, Inc.             5/31/05
9.00%, 11/30/08
Pilant Corp.- warrants    10/04/04           7,317          2       0.00
expiring 6/01/10

(h)  Security is in default and is non-income producing.

(i) The coupon on this security varies along with its rating. If its rating falls below BAA3/BBB- by either Moody's or Standard & Poor's, the coupon steps up 50 basis points. The security is currently rated B2/ B-.

(j)  Non -income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a)(2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Yield Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date:  February 21, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: February 21, 2006